Income Taxes	12 Months Ended
Dec. 25, 2021
Income Tax Disclosure [Abstract]
Income Taxes

7.  Income Taxes:

Loss before income taxes are comprised of the following components for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
United States based operations	$(56,597)	$(30,083)	$(101,197)
Non-United States based operations	6,481	(3,855)	(7,559)
Loss before income taxes	$(50,116)	$(33,938)	$(108,756)

Below are the components of the Company's income tax benefit for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28,
Current:
Federal & State	$894	$629	$1,235
Foreign	746	(49)	611
Total current	1,640	580	1,846
Deferred:
Federal & State	(13,651)	(7,625)	(23,333)
Foreign	664	(1,356)	(2,625)
Total deferred	(12,987)	(8,981)	(25,958)
Valuation allowance	(437)	(1,038)	835
Income tax benefit	$(11,784)	$(9,439)	$(23,277)

The Company has U.S. federal net operating loss (“NOL”) carryforwards totaling $119,805 as of December 25, 2021 that are available to offset future taxable income. These carryforwards expire from 2027 to 2038. A portion of the U.S. federal NOLs were acquired with the MinuteKey purchase in 2018. The MinuteKey NOLs are subject to limitation under IRC §382 from current and prior ownership changes. In addition, the Company’s foreign subsidiaries have NOL carryforwards aggregating $23,535. A portion of these carryforwards expire from 2035 to 2040. Management anticipates utilizing all foreign NOLs prior to their expiration.

The Company has state NOL carryforwards with an aggregate tax benefit of $4,123 which expire from 2021 to 2041. The Company has maintained a valuation allowance of $9 in fiscal 2021 for the state NOLs expected to expire prior to utilization.

The Company has $1,052 of general business tax credit carryforwards which expire from 2026 to 2041. A valuation allowance of $210 has been maintained for a portion of these tax credits. The Company has $816 of foreign tax credit carryforwards which expire from 2021 to 2027. A full valuation allowance has been established for these credits given insufficient foreign source income projected to utilize these credits.

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 25, 2021 and December 26, 2020:

	December 25, 2021	December 26, 2020
	Non-current	Non-current
Deferred Tax Asset:
Inventory	$17,590	$11,423
Bad debt and other sales related reserves	2,029	1,497
Casualty loss reserve	685	279
Accrued bonus / deferred compensation	3,778	7,411
Deferred social security (CARES Act)	899	1,798
Interest limitation	30,094	21,011
Lease liabilities	23,008	21,241
Deferred revenue - shipping terms	320	315
Original issue discount amortization	—	3,078
Transaction costs	2,218	3,061
Federal / foreign net operating loss	31,217	36,217
State net operating loss	4,123	3,806
Tax credit carryforwards	2,400	2,150
All other	1,233	1,481
Gross deferred tax assets	119,594	114,768
Valuation allowance for deferred tax assets	(1,034)	(1,471)
Net deferred tax assets	$118,560	$113,297
Deferred Tax Liability:
Intangible asset amortization	$205,328	$216,354
Property and equipment	27,722	29,901
Lease assets	21,446	20,598
All other items	505	487
Deferred tax liabilities	$255,001	$267,340
Net deferred tax liability	$136,441	$154,043

Realization of the net deferred tax assets is dependent on the reversal of deferred tax liabilities. Although realization is not assured, management estimates it is more likely than not that the net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced. The Company maintains a valuation allowance of $9 on U.S. state NOLs due to the Company’s inability to utilize the losses prior to expiration.

The Company considers the earnings of certain non-U.S. subsidiaries to be indefinitely invested outside the United States on the basis of estimates that future domestic cash generation will be sufficient to meet future domestic cash needs and our specific plans for reinvestment of those subsidiary earnings. The Company has not recorded a deferred tax liability related to the U.S. federal and state income taxes and foreign withholding taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the United States. Should management decide to repatriate the foreign earnings, the Company would need to adjust the income tax provision in the period the earnings will no longer be indefinitely invested outside the United States.

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Year Ended	Year Ended	Year Ended
	December 25, 2021	December 26, 2020	December 28, 2019
			As Restated
Statutory federal income tax rate	21.0%	21.0%	21.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	(1.3)%	0.6%	0.4%
State and local income taxes, net of U.S. federal income tax benefit	2.9%	5.7%	3.0%
Change in valuation allowance	0.9%	1.6%	(1.2)%
Permanent differences:
Acquisition and related transaction costs	(2.2)%	—%	—%
Decrease in fair value of warrant liability	6.2%	—%	—%
Reconciliation of tax provision to return	(1.7)%	0.6%	(0.5)%
Non-deductible compensation	(1.9)%	(1.0)%	(0.7)%
Reconciliation of other adjustments	(0.4)%	(0.7)%	(0.6)%
Effective income tax rate	23.5%	27.8%	21.4%

The Company’s reserve for unrecognized tax benefits remains unchanged for the year ended December 25, 2021. A balance of $1,101 of unrecognized tax benefit is shown in the financial statements at December 25, 2021 as a reduction of the deferred tax asset for the Company’s NOL carryforward.

The following is a summary of the changes for the periods indicated below:

	Year Ended	Year Ended	Year Ended
	December 25,	December 26,	December 28,
	2021	2020	2019
Unrecognized tax benefits - beginning balance	$1,101	$1,101	$1,101
Gross increases - tax positions in current period	—	—	—
Gross increases - tax positions in prior period	—	—	—
Gross decreases - tax positions in prior period	—	—	—
Unrecognized tax benefits - ending balance	$1,101	$1,101	$1,101
Amount of unrecognized tax benefit that, if recognized would affect the Company’s effective tax rate	$1,101	$1,101	$1,101

Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”)

On March 27, 2020, the CARES Act was signed into law by the President of the United States. The CARES Act included, among other things, corporate income tax relief in the form of accelerated alternative minimum tax (“AMT”) refunds, allowed employers to defer certain payroll tax payments throughout 2020, and provided favorable corporate interest deductions for the 2019 and 2020 periods. During 2020, the Company received an accelerated AMT income tax refund of $1,147 and was able to defer $7,136 of payroll taxes. The CARES Act interest modification provisions allowed for increased interest deductions.

The Company files a consolidated income tax return in the U.S. and numerous consolidated and separate income tax returns in various states and foreign jurisdictions. The Company is not under any significant audits for the period ended December 25, 2021.